Equity (Share-based Payments to Employees, Non-marketable Options, Grants Parameters) (Details)	12 Months Ended
Dec. 31, 2022 USD ($) yr $ / shares
Granted 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 8.2
CPI-linked exercise price (in $) | $	$ 8.4
Fair value | $	$ 8,400,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.9
Granted 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 3.9
CPI-linked exercise price (in $) | $	$ 4.3
Fair value | $	$ 4,000,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.1
Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 4.5
CPI-linked exercise price (in $) | $	$ 4.3
Fair value | $	$ 11,300,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.6
Granted 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 4.4
CPI-linked exercise price (in $) | $	$ 4.3
Fair value | $	$ 8,800,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.4
Granted 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 5.4
CPI-linked exercise price (in $) | $	$ 5.3
Fair value | $	$ 7,500,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.2
Granted 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 6.8
CPI-linked exercise price (in $) | $	$ 7.1
Fair value | $	$ 600,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.3
Granted 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 10
CPI-linked exercise price (in $) | $	$ 10.1
Fair value | $	$ 24,900,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 2
First tranche [Member] | Granted 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	29.40%
Expected life of options (in years)	4.3
Risk-free interest rate	(0.17%)
First tranche [Member] | Granted 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	30.51%
Expected life of options (in years)	7
Risk-free interest rate	0.01%
First tranche [Member] | Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.88%
Expected life of options (in years)	7
Risk-free interest rate	0.37%
First tranche [Member] | Granted 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	28.86%
Expected life of options (in years)	7
Risk-free interest rate	0.03%
First tranche [Member] | Granted 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	27.85%
Expected life of options (in years)	4.4
Risk-free interest rate	(0.67%)
First tranche [Member] | Granted 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.70%
Expected life of options (in years)	4.4
Risk-free interest rate	0.43%
First tranche [Member] | Granted 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.80%
Expected life of options (in years)	3.2
Risk-free interest rate	(1.46%)
Second tranche [Member] | Granted 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.20%
Expected life of options (in years)	5.3
Risk-free interest rate	0.05%
Second tranche [Member] | Granted 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	30.51%
Expected life of options (in years)	7
Risk-free interest rate	0.01%
Second tranche [Member] | Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.88%
Expected life of options (in years)	7
Risk-free interest rate	0.37%
Second tranche [Member] | Granted 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	28.86%
Expected life of options (in years)	7
Risk-free interest rate	0.03%
Second tranche [Member] | Granted 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	27.85%
Expected life of options (in years)	4.4
Risk-free interest rate	(0.67%)
Second tranche [Member] | Granted 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.70%
Expected life of options (in years)	4.4
Risk-free interest rate	0.43%
Second tranche [Member] | Granted 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	30.88%
Expected life of options (in years)	3.8
Risk-free interest rate	(1.29%)
Third tranche [Member] | Granted 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	40.80%
Expected life of options (in years)	6.3
Risk-free interest rate	0.24%
Third tranche [Member] | Granted 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	30.51%
Expected life of options (in years)	7
Risk-free interest rate	0.01%
Third tranche [Member] | Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.88%
Expected life of options (in years)	7
Risk-free interest rate	0.37%
Third tranche [Member] | Granted 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	28.86%
Expected life of options (in years)	7
Risk-free interest rate	0.03%
Third tranche [Member] | Granted 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	0.00%
Expected life of options (in years)	0
Risk-free interest rate	0.00%
Third tranche [Member] | Granted 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	0.00%
Expected life of options (in years)	0
Risk-free interest rate	0.00%
Third tranche [Member] | Granted 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	30.52%
Expected life of options (in years)	4
Risk-free interest rate	(1.21%)